Income Taxes - Summary of Income (Loss) Before Income Tax (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Income loss Before Income Tax [Line Items]
US			$ 89,416	$ 62,706
Korea			(14,199)	(12,839)
Income before income tax	$ 26,107	$ 16,488	$ 75,217	$ 49,867